Summary of Significant Accounting Policies - Schedule of Revenues by Services Categories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues by Services Categories [Line Items]
Revenues from continuing operations	$ 8,038,370	$ 3,750,352	$ 5,447,879
Revenues continuing operations, percentage	100.00%	84.00%
Revenues from discontinued operations		$ 724,338
Revenues from discontinued operations, percentage		16.00%
Total revenues	$ 8,038,370	$ 4,474,690
Total revenues, percentage	100.00%	100.00%
Advisory and transaction services [Member]
Schedule of Revenues by Services Categories [Line Items]
Revenues from continuing operations	$ 122,990	$ 405,308
Revenues continuing operations, percentage	2.00%	9.00%
Corporate business training services [Member]
Schedule of Revenues by Services Categories [Line Items]
Revenues from continuing operations	$ 419,788	$ 1,051,870
Revenues continuing operations, percentage	5.00%	23.00%
Corporate consulting services [Member]
Schedule of Revenues by Services Categories [Line Items]
Revenues from continuing operations	$ 123,800	$ 484,563
Revenues continuing operations, percentage	2.00%	11.00%
Revenues from sales of devices to support AI data collection and analysis [Member]
Schedule of Revenues by Services Categories [Line Items]
Revenues from continuing operations	$ 6,676,426	$ 1,561,467
Revenues continuing operations, percentage	83.00%	35.00%
Revenue from sales of robots [Member]
Schedule of Revenues by Services Categories [Line Items]
Revenues from continuing operations	$ 480,000
Revenues continuing operations, percentage	6.00%
Others [Member]
Schedule of Revenues by Services Categories [Line Items]
Revenues from continuing operations	$ 215,366	$ 247,144
Revenues continuing operations, percentage	2.00%	6.00%